Allowance for Loan Losses	12 Months Ended
Dec. 31, 2014
Allowance for Loan Losses [Abstract]
Allowance for Loan Losses
Note 5.	Allowance for Loan Losses

The allocation of the allowance for loan losses by loan components at December 31, 2014 and 2013 was as follows:

	Construction & Development	1-4 Family Residential	Nonfarm, Nonresidential	Commercial and Industrial	Consumer	Other	Total

2014

Allowance for credit losses:
Beginning balance	$73,000	$617,629	$753,050	$1,708,962	$181,309	$41,400	$3,375,350
Charge-offs	-	(102,168)	(1,778)	(146,444)	(66,581)	-	(316,971)
Recoveries	-	1,463	80,630	160,418	41,911	-	284,422
Provision	87,100	281,275	235,413	(421,036)	2,111	27,000	211,863
Ending balance	$160,100	$798,199	$1,067,315	$1,301,900	$158,750	$68,400	$3,554,664

Ending balance: individually evaluated for impairment	$-	$97,799	$117,215	$162,900	$-	$-	$377,914
Ending balance: collectively evaluated for impairment	$160,100	$700,400	$950,100	$1,139,000	$158,750	$68,400	$3,176,750

Loans Receivable:
Ending balance	$10,061,249	$41,824,806	$74,275,793	$56,602,425	$4,997,023	$5,271,062	$193,032,358

Ending balance: individually evaluated for impairment	$13,536	$574,078	$2,658,938	$1,399,469	$-	$228,111	$4,874,132
Ending balance: collectively evaluated for impairment	$10,047,713	$41,250,728	$71,616,855	$55,202,956	$4,997,023	$5,042,951	$188,158,226

2013

Allowance for credit losses:
Beginning balance	$86,300	$668,700	$801,999	$1,604,510	$198,789	$42,800	$3,403,098
Charge-offs	-	(26,967)	(238,541)	(87,374)	(79,667)	-	(432,549)
Recoveries	587	401	2,426	52,433	29,389	-	85,236
Provision	(13,887)	(24,505)	187,166	139,393	32,798	(1,400)	319,565
Ending balance	$73,000	$617,629	$753,050	$1,708,962	$181,309	$41,400	$3,375,350

Ending balance: individually evaluated for impairment	$-	$10,829	$131,950	$206,162	$-	$-	$348,941
Ending balance: collectively evaluated for impairment	$73,000	$606,800	$621,100	$1,502,800	$181,309	$41,400	$3,026,409

Loans Receivable:
Ending balance	$6,353,787	$40,203,978	$60,316,018	$66,612,984	$5,685,407	$3,842,901	$183,015,075

Ending balance: individually evaluated for impairment	$318,111	$337,767	$2,912,421	$2,499,531	$-	$-	$6,067,830
Ending balance: collectively evaluated for impairment	$6,035,676	$39,866,211	$57,403,597	$64,113,453	$5,685,407	$3,842,901	$176,947,245

The following table presents loans individually evaluated for impairment by class of loan as of December 31, 2014 and 2013:

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized

2014
With no related allowance recorded:
Construction and development	$13,536	$13,536	$-	$13,788	$2,710
1-4 family residential	174,314	174,314	-	174,882	7,269
Nonfarm, nonresidential	1,806,013	1,806,013	-	1,826,306	94,953
Commercial and industrial	844,682	844,682	-	986,462	9,452
Consumer	-	-	-	-	-
Other loans	228,111	228,111	-	228,884	15,244
	3,066,656	3,066,656	-	3,230,322	129,628

With an allowance recorded:
Construction and development	$-	$-	$-	$-	$-
1-4 family residential	399,764	399,764	97,799	402,691	8,141
Nonfarm, nonresidential	852,925	852,925	117,215	852,872	358
Commercial and industrial	554,787	554,787	162,900	552,865	72
Consumer	-	-	-	-	-
Other loans	-	-	-	-	-
	1,807,476	1,807,476	377,914	1,808,428	8,571

Combined:
Construction and development	$13,536	$13,536	$-	$13,788	$2,710
1-4 family residential	574,078	574,078	97,799	577,573	15,410
Nonfarm, nonresidential	2,658,938	2,658,938	117,215	2,679,178	95,311
Commercial and industrial	1,399,469	1,399,469	162,900	1,539,327	9,524
Consumer	-	-	-	-	-
Other loans	228,111	228,111	-	228,884	15,244
	$4,874,132	$4,874,132	$377,914	$5,038,750	$138,199

2013
With no related allowance recorded:
Construction and development	$318,111	$318,111	$-	$320,260	$21,825
1-4 family residential	263,562	263,562	-	261,364	21,295
Nonfarm, nonresidential	2,095,645	2,165,883	-	2,144,605	120,322
Commercial and industrial	1,359,371	1,561,253	-	1,393,077	71,409
Consumer	-	-	-	-	-
Other loans	-	-	-	-	-
	4,036,689	4,308,809	-	4,119,306	234,851

With an allowance recorded:
Construction and development	$-	$-	$-	$-	$-
1-4 family residential	74,205	74,205	10,829	77,144	4,300
Nonfarm, nonresidential	816,776	816,776	131,950	930,060	24,653
Commercial and industrial	1,140,160	1,140,160	206,162	1,163,698	47,393
Consumer	-	-	-	-	-
Other loans	-	-	-	-	-
	2,031,141	2,031,141	348,941	2,170,902	76,346

Combined:
Construction and development	$318,111	$318,111	$-	$320,260	$21,825
1-4 family residential	337,767	337,767	10,829	338,508	25,595
Nonfarm, nonresidential	2,912,421	2,982,659	131,950	3,074,665	144,975
Commercial and industrial	2,499,531	2,701,413	206,162	2,556,775	118,802
Consumer	-	-	-	-	-
Other loans	-	-	-	-	-
	$6,067,830	$6,339,950	$348,941	$6,290,208	$311,197

Nonperforming loans and impaired loans are defined differently. As such, some loans may be included in both categories, whereas other loans may only be included in one category.  The following presents by class, an aging analysis of the recorded investment in loans.

The following table presents an age analysis of past due loans as of December 31, 2014 and 2013:

	30-59 Days Past Due	60-89 Days Past Due	90 Days Plus Past Due	Total Past Due	Current	Total	Recorded Investment > 90 Days and Accruing

2014

Construction and development	$94,736	$-	$-	$94,736	$9,966,513	$10,061,249	$-
1-4 family residential	362,406	274,595	172,981	809,982	41,014,824	41,824,806	-
Nonfarm, nonresidential	137,733	105,473	663,902	907,108	73,368,685	74,275,793	-
Commercial and industrial	63,744	20,476	1,271,937	1,356,157	55,246,268	56,602,425	-
Consumer	169,895	48,785	54,306	272,986	4,724,037	4,997,023	53,184
Other loans	-	-	-	-	5,271,062	5,271,062	-
Total	$828,514	$449,329	$2,163,126	$3,440,969	$189,591,389	$193,032,358	$53,184
Percentage of total loans	0.43%	0.23%	1.12%	1.78%	98.22%	100.00%

Non-accruals included above
Construction and development	$-	$-	$-	$-	$-	$-
1-4 family residential	162,027	56,664	172,981	391,672	112,752	504,424
Nonfarm, nonresidential	133,147	-	663,902	797,049	395,558	1,192,607
Commercial and industrial	18,859	-	1,271,937	1,290,796	-	1,290,796
Consumer	-	-	1,122	1,122	-	1,122
Other loans	-	-	-	-	-	-
	$314,033	$56,664	$2,109,942	$2,480,639	$508,310	$2,988,949

2013

Construction and development	$-	$-	$-	$-	$6,353,787	$6,353,787	$-
1-4 family residential	544,559	165,244	173,786	883,589	39,320,389	40,203,978	-
Nonfarm, nonresidential	193,411	336,036	791,148	1,320,595	58,995,423	60,316,018	-
Commercial and industrial	84,145	2,528	929,552	1,016,225	65,596,759	66,612,984	15,837
Consumer	103,463	68,767	20,742	192,972	5,492,435	5,685,407	19,601
Other loans	-	-	-	-	3,842,901	3,842,901	-
Total	$925,578	$572,575	$1,915,228	$3,413,381	$179,601,694	$183,015,075	$35,438
Percentage of total loans	0.51%	0.31%	1.05%	1.87%	98.13%	100.00%

Non-accruals included above
Construction and development	$-	$-	$-	$-	$70,058	$70,058
1-4 family residential	29,269	-	173,786	203,055	190,032	393,087
Nonfarm, nonresidential	85,646	-	791,148	876,794	1,222,090	2,098,884
Commercial and industrial	-	-	913,715	913,715	321,592	1,235,307
Consumer	259	547	1,141	1,947	1,044	2,991
Other loans	-	-	-	-	-	-
	$115,174	$547	$1,879,790	$1,995,511	$1,804,816	$3,800,327

Credit Quality Indicators:

The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt such as: current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors. The Company analyzes loans individually by classifying the loans as to credit risk. Loans classified as substandard or special mention are reviewed quarterly by the Company for further deterioration or improvement to determine if appropriately classified and impairment, if any. All other loans greater than $500,000, commercial lines greater than $250,000 and personal lines of credit greater than $100,000, and unsecured loans greater than $100,000 are specifically reviewed at least annually to determine the appropriate loan grading. In addition, during the renewal process of any loan, as well as when a loan becomes past due, the Company evaluates the loan grade.

Loans excluded from the scope of the annual review process above are generally classified as pass credits until: (a) they become past due; (b) management becomes aware of deterioration in the credit worthiness of the borrower; or (c) the customer contacts the Company for a modification. In these circumstances, the loan is specifically evaluated for potential classification as to special mention, substandard or even charged off. The Company uses the following definitions for risk ratings:

Special Mention. Loans classified as special mention have a potential weakness that deserves management’s close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of the institution’s credit position at some future date.

Substandard. Loans classified as substandard are inadequately protected by the current net worth and payment capacity of the obligor or of the collateral pledged, if any. Loans so classified have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the institution will sustain some loss if the deficiencies are not corrected.

Doubtful. Loans classified as doubtful have all the weaknesses inherent in those classified as substandard, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable.

Loans by credit quality indicator are provided in the following table.

	Total	Pass Credits	Special Mention	Substandard	Doubtful
December 31, 2014

Construction and development	$10,061,249	$10,061,249	$-	$-	$-
1-4 family residential	41,824,806	41,009,963	641,862	172,981	-
Nonfarm, nonresidential	74,275,793	72,657,724	1,618,069	-	-
Commercial and industrial	56,602,425	55,274,007	1,328,418	-	-
Consumer	4,997,023	4,996,479	544	-	-
Other loans	5,271,062	5,254,896	16,166	-	-
	$193,032,358	$189,254,318	$3,605,059	$172,981	$-

	100.0%	98.0%	1.9%	0.1%	-%

Guaranteed portion of loans

Construction and development	$15,604	$15,604	$-	$-	$-
1-4 family residential	584,842	306,212	278,630	-	-
Nonfarm, nonresidential	29,914,244	29,082,499	831,745	-	-
Commercial and industrial	13,858,258	12,877,497	980,761	-	-
Consumer	-	-	-	-	-
Other loans	768,869	760,786	8,083	-	-
	$45,141,817	$43,042,598	$2,099,219	$-	$-

	Total	Pass Credits	Special Mention	Substandard	Doubtful

December 31, 2013

Construction and development	$6,353,787	$6,283,729	$70,058	$-	$-
1-4 family residential	40,203,978	39,586,647	617,331	-	-
Nonfarm, nonresidential	60,316,018	58,188,799	2,022,868	104,351	-
Commercial and industrial	66,612,984	64,556,331	2,056,653	-	-
Consumer	5,685,407	5,684,245	1,162	-	-
Other loans	3,842,901	3,842,901	-	-	-
	$183,015,075	$178,142,652	$4,768,072	$104,351	$-

	100.0%	97.3%	2.6%	0.1%	-%

Guaranteed portion of loans

Construction and development	$73,000	$73,000	$-	$-	$-
1-4 family residential	673,854	629,939	43,915	-	-
Nonfarm, nonresidential	26,835,404	26,063,658	771,746	-	-
Commercial and industrial	19,589,284	18,737,759	851,525	-	-
Consumer	-	-	-	-	-
Other loans	544,195	544,195	-	-	-
	$47,715,737	$46,048,551	$1,667,186	$-	$-

	For the year ended December 31, 2014			For the year ended December 31, 2013
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Troubled Debt Restructurings
Construction and development	-	$-	$-	-	$-	$-
1-4 Family residential	4	327,724	331,425	1	55,336	55,336
Nonfarm, nonresidential	-	-	-	1	145,219	145,219
Commercial and industrial	-	-	-	1	22,065	22,065

During the year ended December 31, 2014, the Bank modified four loans that were considered to be troubled debt restructurings. The terms for these loans were extended. The interest rate and payment were lowered on three loans and one loan was renewed while interest was not paid current.

During the year ended December 31, 2013, the Bank modified three loans that were considered to be troubled debt restructurings. The terms for these loans were extended. The interest rate and payment was lowered on one loan and the payment was modified on the other two loans.

During the year ended December 31, 2014 and 2013, no loans that had previously been restructured were in default.

In the determination of the allowance for loan losses, management considers troubled debt restructurings and subsequent defaults in these restructurings by adjusting the loan grades of such loans, which influence the environmental factors associated with the allowance. Defaults resulting in charge-offs affect the historical loss experience ratios which are a component of the allowance calculation. Additionally, specific reserves may be established on restructured loans evaluated individually.